SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 8,283,126	$ 8,059,200
Less: accumulated amortization	(3,474,679)	(2,766,074)
Intangible assets, net	4,808,447	5,293,126
Gamehaus Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets		8,059,200	$ 7,775,517
Less: accumulated amortization		(2,766,074)	(2,008,044)
Intangible assets, net		5,293,126	5,767,473
Royalty [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	5,069,636	4,850,373
Royalty [Member] | Gamehaus Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets		4,850,373	4,861,171
Developed Games [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	3,075,690	3,071,227
Developed Games [Member] | Gamehaus Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets		3,071,227	2,776,440
Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 137,800	137,600
Copyrights [Member] | Gamehaus Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets		$ 137,600	$ 137,906